Long-Term Debt, Net - Additional Information (Detail) $ in Thousands										1 Months Ended	12 Months Ended
	Apr. 06, 2023 USD ($)	Apr. 01, 2023 shares	Aug. 05, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jun. 27, 2022 USD ($)	May 24, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 01, 2022 USD ($)	Jun. 15, 2021 USD ($) INSTALLMENT	Oct. 31, 2020	Dec. 31, 2022 USD ($) Aircrafts AircraftEngine shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($) Aircrafts shares	Oct. 28, 2020 USD ($)	Oct. 01, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument face value													$ 15,000
Common stock, shares outstanding | shares											12,487,438	185,959,043	13,417,826
Sky West Inc | Call Option
Debt Instrument [Line Items]
Option indexed to issuers equity shares | shares		1,365
Clarius Capital Inc | Guarantee And Call Option | Sky West Inc
Debt Instrument [Line Items]
Stock issued during the period shares for services | shares											27,155
Common stock, shares outstanding | shares											85,318
Promissory Note | Clarius Capital Inc
Debt Instrument [Line Items]
Debt instrument face value					$ 9,400
6.50% Note Payable to U.S. Government | London Interbank Offer Rate
Debt Instrument [Line Items]
Long term debt term											5 years
Debt instrument face value															$ 1,900
Debt instrument date of first payment required										Oct. 28, 2020
Long term debt date of maturity											Oct. 28, 2025
Debt instrument variable interest spread												6.50%
5.72% Note Payable
Debt Instrument [Line Items]
Long term debt date of maturity											Dec. 15, 2022
Gain loss on restructuring of debt											$ 0	$ 0
5.72% Note Payable | Amendment One
Debt Instrument [Line Items]
Debt instrument date of first payment required									Jul. 15, 2021
Long term debt date of maturity											Jan. 15, 2025
Long term debt balloon payment											$ 477
Long term debt fixed interest rate percentage											5.72%	5.72%
Number of instalment payments | INSTALLMENT									42
Debt instrument periodic payment of principal									$ 20
7.60% Note Payable | Amendment One
Debt Instrument [Line Items]
Long term debt date of maturity											Nov. 07, 2024
Long term debt fixed interest rate percentage											7.60%	7.60%
Gain loss on restructuring of debt											$ 0	$ 0
4.65% Note Payable
Debt Instrument [Line Items]
Long term debt term											5 years	5 years
Debt instrument face value														$ 38
Long term debt date of maturity											Nov. 11, 2025
Long term debt fixed interest rate percentage											4.65%
5.49% Note Payable
Debt Instrument [Line Items]
Long term debt term											5 years
Long term debt fixed interest rate percentage											5.49%
Tranche One | Promissory Note | Clarius Capital Inc
Debt Instrument [Line Items]
Long term debt term											5 years
Debt instrument face value								$ 4,200
Debt instrument date of first payment required								May 01, 2022
Long term debt date of maturity											Apr. 01, 2027
Long term debt balloon payment											$ 2,500
Number of aircrafts collateralized | Aircrafts											2
Long term debt fixed interest rate percentage											6.75%
Number of aircrafts engine collateralized | AircraftEngine											1
Tranche One | Promissory Note | Tecnam
Debt Instrument [Line Items]
Long term debt term											10 years
Debt instrument face value						$ 1,800
Debt instrument date of first payment required						Aug. 01, 2022
Long term debt date of maturity											Jul. 01, 2032
Number of aircrafts collateralized | Aircrafts											1
Long term debt fixed interest rate percentage											6.75%
Tranche Two | Promissory Note | Clarius Capital Inc
Debt Instrument [Line Items]
Long term debt term											5 years
Debt instrument face value							$ 3,420	$ 3,400
Debt instrument date of first payment required							May 29, 2022
Long term debt date of maturity											Apr. 29, 2027
Long term debt balloon payment											$ 2,000
Number of aircrafts collateralized | Aircrafts											4
Long term debt fixed interest rate percentage											6.75%
Tranche Two | Promissory Note | Tecnam
Debt Instrument [Line Items]
Long term debt term											10 years
Debt instrument face value				$ 2,000
Debt instrument date of first payment required				Sep. 01, 2022
Long term debt date of maturity											Aug. 01, 2032
Number of aircrafts collateralized | Aircrafts											1
Long term debt fixed interest rate percentage											6.75%
Tranche Three | Promissory Note | Clarius Capital Inc
Debt Instrument [Line Items]
Long term debt term											5 years
Debt instrument face value					$ 9,350
Debt instrument date of first payment required					Jul. 27, 2022
Long term debt date of maturity											Jun. 27, 2027
Long term debt balloon payment											$ 5,500
Number of aircrafts collateralized | Aircrafts											2
Long term debt fixed interest rate percentage											7.25%
Tranche Four | Promissory Note | Clarius Capital Inc
Debt Instrument [Line Items]
Long term debt term											5 years
Debt instrument face value			$ 2,900
Debt instrument date of first payment required			Sep. 05, 2022
Long term debt date of maturity											Aug. 05, 2027
Long term debt balloon payment											$ 1,700
Number of aircrafts collateralized | Aircrafts											8
Long term debt fixed interest rate percentage											7.50%
Skywest Leasing | 19 Month Promissory Note
Debt Instrument [Line Items]
Long term debt term	19 months
Debt instrument face value	$ 2,700
Related party transaction rate	9.00%
Debt instrument date of first payment required	May 06, 2023
Long term debt date of maturity													Nov. 06, 2024
Long term debt balloon payment													$ 2,300
Number of aircrafts collateralized | Aircrafts													1